787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

March 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	TD Asset Management USA Funds Inc.

1933 Act File No. 33-96132

1940 Act File No. 811-9086

Ladies and Gentlemen:

On behalf of TD Asset Management USA Funds Inc. (the “Company”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 48 to the Company’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 49 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding a new share class to the TDAM Short-Term Bond Fund, a series of the Company.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8813.

Sincerely,

/s/ Diana N. Huffman

Diana N. Huffman

Enclosures

cc:	Michele Teichner, TD Asset Management USA Funds Inc.

Elliot J. Gluck, Willkie Farr & Gallagher LLP